ORGANIZATION AND BASIS OF PRESENTATION (Details)					1 Months Ended	12 Months Ended
	Oct. 27, 2015	Dec. 12, 2013 property	Nov. 04, 2013	Nov. 04, 2013	May. 31, 2008 company	Dec. 31, 2015 segment
ORGANIZATION AND BASIS OF PRESENTATION
Number of operating segments | segment						2
Definitive agreements
Number of publicly traded companies formed upon spin-off | company					5
CLC | VRI Europe Limited
Definitive agreements
Equity of VRIE issued as consideration for acquisition (as a percent)			24.50%	24.50%
Aqua | Minimum
Definitive agreements
Number of properties | property		25
Vistana
Definitive agreements
ILG common stock ownership percentage of Starwood shareholders in combined company after spin-off under Merger Agreement	55.00%
ILG common stock ownership percentage of ILG shareholders in combined company after spin-off under Merger Agreement	45.00%